UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.8%
Indiana Bond Bank Special Program Gas Revenue, (Liq: JPMorgan Chase Bank NA), 0.41%, 4/15/17(1)(2)	$2,000	$2,000,000

		$2,000,000

Education — 6.3%
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 0.46%, 11/15/29(3)	$2,000	$2,000,100
Massachusetts Development Finance Agency (Williams College), 0.34%, 7/1/41(3)	1,000	998,030
Waco Educational Finance Corp., TX, (Baylor University), (SPA: Bank of New York Mellon), 0.05%, 2/1/32(4)	1,450	1,450,000

		$4,448,130

Electric Utilities — 3.7%
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	$690	$751,272
Oklahoma Municipal Power Authority, 0.86%, 1/1/23(3)	1,845	1,850,258

		$2,601,530

Escrowed/Prerefunded — 0.5%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$339,171

		$339,171

General Obligations — 10.7%
California, 0.81%, 5/1/17(3)	$1,000	$1,007,550
Connecticut, 1.08%, 8/15/20(3)	2,000	2,041,120
Connecticut, 1.41%, 3/1/19(3)	1,000	1,021,470
Massachusetts, 0.611%, 11/1/18(3)	1,500	1,507,395
New York, NY, 0.64%, 8/1/27(3)	2,000	1,999,360

		$7,576,895

Hospital — 26.5%
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.653%, 7/1/49(3)	$1,000	$1,000,200
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.96%, 8/1/38(3)	1,500	1,502,730
Harris County, TX, Cultural Education Facilities Finance Corp., (Memorial Hermann Health System), 0.46%, 6/1/16(3)	1,000	1,002,370
Harris County, TX, Cultural Education Facilities Finance Corp., (Memorial Hermann Health System), 0.64%, 12/1/42(3)	2,000	2,000,960
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,062,220
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	282,706
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.251%, 5/15/42(3)	3,000	3,033,480
Massachusetts Development Finance Agency, (Partners Healthcare System), 0.61%, 7/1/38(3)	1,990	1,990,040
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,425,592
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.80%, 12/1/33(3)	2,395	2,387,623

1

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 0.36%, 1/1/16(3)(5)	$1,615	$1,615,016
Oregon Facilities Authority, (Providence Health and Services), 0.94%, 10/1/20(3)	1,500	1,507,050

		$18,809,987

Insured-Education — 1.5%
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	$1,000	$1,078,070

		$1,078,070

Insured-Escrowed/Prerefunded — 0.6%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$460,360

		$460,360

Insured-General Obligations — 4.4%
Butler County, PA, General Authority, (Hampton Township School District), (AGM), 0.08%, 9/1/27(3)	$1,000	$1,000,000
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,098,360
Reading, PA, School District, (AGM), (Liq: JPMorgan Chase Bank NA) 0.18%, 1/15/15(2)	1,000	1,000,000

		$3,098,360

Insured-Hospital — 2.5%
New Jersey Health Care Facilities Financing Authority, (AGC), (Liq: Morgan Stanley Bank), 0.45%, 7/1/38(1)(2)	$1,751	$1,750,725

		$1,750,725

Insured-Housing — 7.3%
Massachusetts Housing Finance Agency, (AGM), (Liq: Morgan Stanley Bank), 0.71%, 7/1/25(1)(2)	$1,641	$1,640,553
New Jersey Housing and Mortgage Finance Agency, (AGM), (AMT), (Liq: Bank of New York Mellon), 0.27%, 5/1/28(4)	2,065	2,065,000
Vermont Housing Finance Agency, (AGM), (AMT), 0.15%, 11/1/35(3)	1,500	1,500,000

		$5,205,553

Insured-Lease Revenue/Certificates of Participation — 2.8%
Kentucky Property and Building Commission, (AGC), (Liq: Citibank NA), 0.31%, 2/1/27(1)(2)	$2,000	$2,000,000

		$2,000,000

Insured-Student Loan — 3.0%
Massachusetts Educational Financing Authority, (AGC), (Liq: Citibank NA), 0.31%, 7/1/22(1)(2)	$2,140	$2,140,000

		$2,140,000

Lease Revenue/Certificates of Participation — 2.8%
New Jersey Economic Development Authority, (School Facilities Construction), 1.61%, 9/1/27(3)	$2,000	$1,971,680

		$1,971,680

Other Revenue — 5.6%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.34%, 4/1/38(3)	$2,000	$2,000,000
Invesco Van Kampen, PA, (AMT), (Liq: Royal Bank of Canada), 0.26%, 10/1/14(1)(2)	2,000	2,000,000

		$4,000,000

Senior Living/Life Care — 0.5%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	$590	$365,824

		$365,824

Special Tax Revenue — 5.4%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$55	$55,613
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	15	15,073
Louisiana, Gasoline and Fuels Tax Revenue, 0.576%, 5/1/43(3)	2,500	2,499,275
Metropolitan Atlanta Rapid Transit Authority, GA, Variable Rate, Sales Tax, 7/1/25(7)	1,000	1,000,000

2

Security	Principal Amount (000’s omitted)	Value
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	$35	$0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	24,943
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	42,240
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	39,697
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	31,974
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	101,407
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(8)	20	3,996
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	100	64,030

		$3,878,248

Student Loan — 2.3%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,618,695

		$1,618,695

Transportation — 5.6%
Metropolitan Transportation Authority, NY, 0.931%, 11/1/17(3)	$1,500	$1,518,090
Pennsylvania Turnpike Commission, 1.33%, 12/1/20(3)	2,450	2,483,688

		$4,001,778

Total Tax-Exempt Investments — 94.8% (identified cost $66,844,865)		$67,345,006

Other Assets, Less Liabilities — 5.2%		$3,665,246

Net Assets — 100.0%		$71,010,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Liq	–	Liquidity Provider

SPA	–	Standby Bond Purchase Agreement

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Massachusetts	13.7%
Pennsylvania	10.7%
Texas	10.6%
New Jersey	10.4%
Others, representing less than 10% individually	49.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 10.4% to 13.0% of total investments.

3

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $11,531,278 or 16.2% of the Fund’s net assets.

(2)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2014.

(3)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2014.

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2014.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security is in default and making only partial interest payments.

(7)	When-issued security.

(8)	Defaulted matured bond.

The Fund did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,822,812

Gross unrealized appreciation	$822,661
Gross unrealized depreciation	(300,467)

Net unrealized appreciation	$522,194

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,345,006	$—	$67,345,006
Total Investments	$—	$67,345,006	$—	$67,345,006

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,212,730
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,233,560

		$2,446,290

Education — 16.0%
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/20	$545	$649,117
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	177,085
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	565,575
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,151,450
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,194,934
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,142,690
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,080,695
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	578,735
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	116,115
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	230,652
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	174,029
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	794,452
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,155,180

		$10,010,709

Escrowed/Prerefunded — 8.8%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,213,250
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,996,560
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,845	2,076,713
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	245	246,088

		$5,532,611

General Obligations — 24.3%
Andover, 4.00%, 1/15/23	$1,025	$1,176,587
Brookline, 4.00%, 5/15/22	1,195	1,374,274
Burlington, 5.00%, 2/1/15	500	514,270
Burlington, 5.00%, 2/1/16	500	537,345
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	867,054
Duxbury, 4.00%, 9/1/22	500	571,430
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,132,470
Medfield, 4.00%, 3/15/22	625	711,325
Melrose, 2.00%, 11/1/22	315	303,203
Natick, 4.00%, 6/15/20	1,045	1,196,253

1

Security	Principal Amount (000’s omitted)	Value
Southborough, 3.00%, 6/1/21	$1,060	$1,145,288
Wellesley, 5.00%, 6/1/16	1,100	1,199,649
Wellesley, 5.00%, 6/1/17	1,150	1,297,821
Westwood, 3.00%, 6/1/21	1,320	1,409,325
Weymouth, 4.00%, 9/15/23	660	739,292
Wilmington, 4.00%, 3/15/28	1,000	1,067,120

		$15,242,706

Hospital — 9.5%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$278,480
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	203,148
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	571,445
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	522,195
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,139,300
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	545,485
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	743,569
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	842,220
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,137,460

		$5,983,302

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$501,645
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	512,625

		$1,014,270

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,609,972

		$1,609,972

Insured-Escrowed/Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$761,537

		$761,537

Insured-General Obligations — 6.1%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,563,084
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,234,950

		$3,798,034

Insured-Hospital — 2.7%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$563,805
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,137,410

		$1,701,215

Insured-Special Tax Revenue — 4.1%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,971,840
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	615,870

		$2,587,710

Insured-Transportation — 1.0%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$596,727

		$596,727

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,248,890

		$1,248,890

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,138,470
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	583,010

		$1,721,480

Senior Living/Life Care — 1.6%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$340	$340,731
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	294,797
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	105	105,047
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	120	120,824
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	150	156,395

		$1,017,794

Special Tax Revenue — 4.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,606,042
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,100,140

		$2,706,182

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$564,850

		$564,850

Transportation — 2.8%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$582,470
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,158,320

		$1,740,790

Total Tax-Exempt Investments — 96.1% (identified cost $55,614,594)		$60,285,069

Other Assets, Less Liabilities — 3.9%		$2,438,799

Net Assets — 100.0%		$62,723,868

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 20.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 12.9% of total investments.

3

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	5 U.S. 10-Year Treasury Note	Short	$(624,952)	$(625,860)	$(908)
9/14	16 U.S. Long Treasury Bond	Short	(2,178,721)	(2,195,000)	(16,279)

					$(17,187)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $17,187.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,579,077

Gross unrealized appreciation	$4,788,370
Gross unrealized depreciation	(82,378)

Net unrealized appreciation	$4,705,992

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,285,069	$—	$60,285,069
Total Investments	$—	$60,285,069	$—	$60,285,069

Liability Description
Futures Contracts	$(17,187)	$—	$—	$(17,187)
Total	$(17,187)	$—	$—	$(17,187)

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.9%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$150	$148,597
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,288,403
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,700,680
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,820,854
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	340	346,402
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	338,789
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,091,943
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,071,200

		$17,806,868

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$281,204

		$281,204

Education — 3.7%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/22	$700	$821,891
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	100	115,277
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	561,410
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	563,890
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,127,050
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,845,376
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,939,716
Ohio State University, General Receipts, 5.00%, 12/1/23	225	260,483
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,165,370
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,134,830
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,148,430
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	608,837
University of California, 5.00%, 5/15/21	500	565,630
University of Illinois, 0.00%, 4/1/15	1,700	1,692,673
University of Illinois, 0.00%, 4/1/16	1,000	983,180
University of Pittsburgh, 5.50%, 9/15/23	750	883,995
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,388,856
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	749,162
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	625,790
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,109,310

		$22,291,156

Electric Utilities — 6.8%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,954,103
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,495,447
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,221,100

Security	Principal Amount (000’s omitted)	Value
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$2,250	$2,264,827
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,566,550
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,387,100
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,827,775
Ohio Air Quality Development Authority, (First Energy), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,249,500
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	1,645	1,844,588
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,708,413
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,482,600

		$41,002,003

Escrowed/Prerefunded — 4.3%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$115	$116,019
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,178,720
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	779,581
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	280	291,950
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,882,400
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,630	2,960,302
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,515,435
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,302,299
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	29,306
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,965	3,175,634
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,553,450

		$25,785,096

General Obligations — 11.6%
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,100	$1,368,851
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	743,564
Bucks County, PA, 5.125%, 5/1/21	500	585,135
California, 5.00%, 12/1/21	6,000	7,258,980
Chester County, PA, 5.00%, 7/15/28	1,530	1,748,821
Daniel Boone, PA, Area School District, 5.00%, 8/15/19	1,000	1,139,290
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,208,440
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,758,439
Hamilton, OH, School District, 6.15%, 12/1/15	500	541,505
Illinois, 5.00%, 5/1/22	6,000	6,755,820
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	520,842
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,057,711
Madison, AL, 4.00%, 4/1/24	850	917,354
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	8,521,425
Massachusetts, 5.00%, 8/1/23	7,500	9,163,275
Michigan, 6.00%, 11/1/22	2,985	3,503,703
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,348,135

Security	Principal Amount (000’s omitted)	Value
Millcreek Township, PA, School District, 5.00%, 9/15/25	$500	$572,060
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,456,922
New York, NY, 5.00%, 8/1/24	2,000	2,376,260
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,420,037
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,136,020
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	13,860	10,957,993

		$70,060,582

Health Care - Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$86	$85,885

		$85,885

Hospital — 9.4%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$573,715
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	575,660
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	3,690	3,850,810
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	572,770
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	586,760
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,406,620
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,063,310
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,491,450
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	523,940
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,332,634
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,047,562
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,113,142
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	2,837,335
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	696,011
Lebanon County, PA, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,092
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,062,310
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	834,645
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,843,365
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,421,825
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,096,280
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,124,780
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,495	1,601,130
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,795,825
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,681,450
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.625%, 7/1/22	1,000	1,030,370
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,030,483
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,076,040
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,169,310
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	925	1,021,996
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,070,670
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,096,380
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	288,113
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,936,462
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,404,537

		$56,457,782

Security	Principal Amount (000’s omitted)	Value
Housing — 0.3%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$658,266
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	494,026
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	585	574,277
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	61,751

		$1,788,320

Industrial Development Revenue — 4.4%
Beaver County, PA, Industrial Development Authority, (Firstenergy Nuclear), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,015,300
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	6,600	6,940,956
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	925	925,407
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,462,503
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	512,625
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,380	662,745
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,006,113
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	602,345
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	764,963
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,330,780
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,476,288

		$26,700,025

Insured-Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,338,636

		$1,338,636

Insured-Education — 1.9%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$371,565
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	597,055
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,093,190
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,299,975
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,155,125
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	700	763,084

		$11,279,994

Insured-Electric Utilities — 1.2%
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	$3,000	$3,228,630
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,328,704
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	571,815
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	100	101,397
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	613,376
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	490,845
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	890,620

		$7,225,387

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 2.8%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,955
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,090,700
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,225,820
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	380,492
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	18,058
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,739,303
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	4,112,684
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,767,380

		$16,778,392

Insured-General Obligations — 10.1%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,402,213
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	6,603,760
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,008,902
Delaware Valley PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	853,958
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	114,281
Hilliard, OH, School District, (NPFG), 0.00%, 12/1/14	1,000	999,180
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,149,353
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,306,440
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,282,300
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	764,331
Livonia Public Schools School District, (BAM), 5.00%, 5/1/22	1,675	1,979,833
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	8,058,975
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,442,338
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,194,880
Philadelphia, PA, (AGC), 5.25%, 7/15/15	1,935	1,994,869
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,194,740
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,037,220
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,506,310
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,425,950
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	500	500,240
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,153,500
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,646,233

		$60,619,806

Insured-Hospital — 0.4%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$314,523
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,504,272
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	500,070

		$2,318,865

Insured-Lease Revenue/Certificates of Participation — 1.3%
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	$1,000	$1,048,050
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,554,950
Philadelphia Authority for Industrial Development Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,077,510

		$7,680,510

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$194,872

		$194,872

Insured-Special Tax Revenue — 3.3%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$315	$327,295
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,061,900
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,311,460
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,162,000
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,193,950
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	185,835
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	567,260

		$19,809,700

Insured-Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,605	$2,901,631

		$2,901,631

Insured-Transportation — 3.6%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,192,774
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,125,950
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,630,131
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,959,800
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,196,260
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	2,038,855
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	738,489
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	252,453
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	776,142

		$21,910,854

Insured-Water and Sewer — 1.4%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$575,880
Allegheny County, PA, Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	532,015
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,580,851
Detroit, MI, Water Supply System Revenue, (NPFG), 5.00%, 7/1/26	1,000	999,940
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,641,219
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,157,496

		$8,487,401

Lease Revenue/Certificates of Participation — 2.8%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$612,090
California State Public Works Board, 5.00%, 11/1/26	2,725	3,176,642
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/20	5,265	5,809,190
Lexington One School Facilities Corp., SC, (Lexington Country School District No. 1) 5.00%, 12/1/20	2,240	2,459,587
Lexington One School Facilities Corp., SC, (Lexington Country School District No. 1) 5.00%, 12/1/22	1,945	2,130,748
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	592,490
Newberry Investing In Children’s Education, SC, (Newberry County School District), 5.25%, 12/1/24	1,755	1,854,596

		$16,635,343

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.3%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$726,072
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	3,903,885
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	420	403,750
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	842,048
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	306,543
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,983,848
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,746,912

		$13,913,058

Senior Living/Life Care — 2.0%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,125	$1,173,623
Cliff House Trust, (AMT), 6.625%, 6/1/27(4)	390	149,826
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,930,472
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	360,240
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,372	1,372,617
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,540	1,550,580
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	350	364,921
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	310	329,291
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	495	306,920
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	1,650	1,737,549
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,644
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,304,138

		$12,040,821

Special Tax Revenue — 5.4%
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$6	$5,798
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	145	146,617
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/21	2,000	1,291,840
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	65	65,316
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	906,930
Michigan Trunk Line, 5.00%, 11/15/23	600	702,432
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,273,118
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,281,700
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,707,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	150	149,658
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	278,083
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	215	213,368
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	220,267
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,599,490
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,810,880
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	750	852,128
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,224,077
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	920	932,944
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	381,833
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	334,685
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	384,192
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,147,090
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	54,945
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	300	192,090
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,198,065

		$32,354,546

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,130,710

		$1,130,710

Transportation — 11.5%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$914,701
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	561,990
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	500	581,520
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	500	575,725
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,214,870
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,509,970
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,606,425
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,187,426
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	421,548
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	577,965
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,583,590
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,897,450
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,823,050
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,775,000
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,723,170
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,841,850
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,105,170
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	974,853
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	1,000	1,186,010
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	571,835
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,124,180
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,536,320
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,058,823

		$69,353,441

Water and Sewer — 1.7%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,500	$1,491,210
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,603,705
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,820,782
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,120,360
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,202,080

		$10,238,137

Total Tax-Exempt Investments — 96.0% (identified cost $536,173,094)		$578,471,025

Other Assets, Less Liabilities — 4.0%		$23,827,651

Net Assets — 100.0%		$602,298,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.5%
Others, representing less than 10% individually	84.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 27.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 14.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $12,294,807 or 2.0% of the Fund’s net assets.

(3)	Defaulted matured bond.

(4)	Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	20 U.S. 10-Year Treasury Note	Short	$(2,499,807)	$(2,503,438)	$(3,631)
9/14	40 U.S. Long Treasury Bond	Short	(5,446,802)	(5,487,500)	(40,698)

					$(44,329)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $44,329.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$535,959,571

Gross unrealized appreciation	$45,781,320
Gross unrealized depreciation	(3,269,866)

Net unrealized appreciation	$42,511,454

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$578,471,025	$—	$578,471,025
Total Investments	$—	$578,471,025	$—	$578,471,025

Liability Description
Futures Contracts	$(44,329)	$—	$—	$(44,329)
Total	$(44,329)	$—	$—	$(44,329)

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Pennsylvania Limited Fund. The investment portfolio of Pennsylvania Limited Fund, with a fair value of $46,092,075 and identified cost of $42,947,450, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Pennsylvania Limited Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $548,740,791. The net assets of Pennsylvania Limited Fund at that date of $50,152,904 were combined with those of the Fund, resulting in combined net assets of $598,893,695.

Eaton Vance

New York Limited Maturity Municipal Income Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,090,160

		$1,090,160

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogen Partners Facility), (AMT), 5.50%, 1/1/23	$560	$559,972

		$559,972

Education — 7.2%
Hempstead Local Development Corp., (Hofstra University Project), 5.00%, 7/1/23	$200	$234,892
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,771,035
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	393,414
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	545,777
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,726,845
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	215	224,215
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	434,527
Oneida County Local Development Corp., (Hamilton College Project), 5.00%, 7/1/25	180	211,716
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,725

		$6,170,146

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,203,690

		$1,203,690

Escrowed/Prerefunded — 2.8%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,170	$1,349,595
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,077,690

		$2,427,285

General Obligations — 7.7%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,129,170
Livingston County, 4.50%, 5/1/23	500	575,945
New Rochelle, 5.00%, 3/15/24	1,500	1,759,035
New York, 5.00%, 3/1/24	1,000	1,215,500
New York City, 5.00%, 8/1/24	1,600	1,861,536

		$6,541,186

Health Care — Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,507

		$100,507

Hospital — 7.2%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$883,648
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	1,000	1,128,190
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	860,672
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	300	321,297

1

Security	Principal Amount (000’s omitted)	Value
New York Health and Hospital Corp., 5.50%, 2/15/19	$1,000	$1,147,370
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	792,323
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	925	993,209

		$6,126,709

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,047,330

		$1,047,330

Industrial Development Revenue — 0.7%
Niagara Area Development Corp. (Covanta Energy), 4.00%, 11/1/24	$550	$554,510

		$554,510

Insured-Education — 11.8%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,033,030
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	990	1,040,678
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,610,607
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,192,890
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,289,815
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,725,004
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,144,900
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,003,700

		$10,040,624

Insured-Electric Utilities — 4.2%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$498,110
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,095,500
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,012,465

		$3,606,075

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$274,628

		$274,628

Insured-General Obligations — 3.4%
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	$1,040	$1,177,800
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	552,590
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	846,867
Rockland County, (AGM), 5.00%, 3/1/23	250	296,378

		$2,873,635

Insured-Hospital — 2.1%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,820,880

		$1,820,880

Insured-Lease Revenue/Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,144,130

		$1,144,130

Insured-Special Tax Revenue — 7.3%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,723,862
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,387,100
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,115,010

		$6,225,972

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 2.7%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,186,370
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,090,160

		$2,276,530

Lease Revenue/Certificates of Participation — 0.7%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$570,065

		$570,065

Other Revenue — 6.8%
Battery Park City Authority, 5.00%, 11/1/24	$750	$914,287
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	750	817,043
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,156,810
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	628,025
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,326,928

		$5,843,093

Senior Living/Life Care — 2.8%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$230	$230,276
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	817,020
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	734,340
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	631,013

		$2,412,649

Solid Waste — 2.7%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,300,380

		$2,300,380

Special Tax Revenue — 7.7%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,207,857
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,208,760
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,184,470

		$6,601,087

Transportation — 8.3%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,123,030
New York Bridge Authority, 5.00%, 1/1/25	530	616,787
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,153,430
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,203,260
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,121,920
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,897,497

		$7,115,924

Water and Sewer — 4.7%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,166,820
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,817,682

		$3,984,502

Total Tax-Exempt Investments — 97.1% (identified cost $77,299,346)		$82,911,669

3

Miscellaneous — 0.6%

Security	Units	Value
Real Estate — 0.6%
CMS Liquidating Trust(1)(2)(3)	150	$517,800

Total Miscellaneous — 0.6% (identified cost $480,000)		$517,800

Total Investments — 97.7% (identified cost $77,779,346)		$83,429,469

Other Assets, Less Liabilities — 2.3%		$2,000,585

Net Assets — 100.0%		$85,430,054

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 33.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 14.0% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $517,800 or 0.6% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Fund did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,698,299

Gross unrealized appreciation	$6,304,298
Gross unrealized depreciation	(573,128)

Net unrealized appreciation	$5,731,170

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$82,911,669	$—	$82,911,669
Miscellaneous	—	—	517,800	517,800
Total Investments	$—	$82,911,669	$517,800	$83,429,469

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2014 is not presented.

At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014